Exhibit 99.1

Exhibit C of Servicing Agreement
Semi-Annual Servicer’s Certificate
AEP Texas Inc., as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Inc., as Servicer and AEP Texas Central Transition Funding II LLC
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

	Collection Periods:	July-2019	to	December-2019
	Payment Date:		1/2/20
1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 07/19 collection period (1)		21,284,819.31

ii.	Remittances for the 08/19 collection period		18,864,081.04

iii.	Remittances for the 09/19 collection period		22,410,558.62

iv.	Remittances for the 10/19 collection period		20,233,268.57

v.	Remittances for the 11/19 collection period		19,584,983.66

vi.	Remittances for the 12/19 collection period (2)		14,962,268.44

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		87,112.95

ix.	Investment Earnings on Excess Funds Subaccount		59,890.85

x.	Investment Earnings on General Subaccount		544,389.70

xi.	General Subaccount Balance (sum of i through x above)		118,031,373.14

xii.	Excess Funds Subaccount Balance as of Prior Payment Date		4,697,207.86

xiii.	Capital Subaccount Balance as of Prior Payment Date		8,698,500.00

xiv.	Collection Account Balance (sum of xi through xiii above)		131,427,081.00

(1) July	remittances include the previous year's true-up, which was settled in	July-2019.

(2) December	remittances do not include the previous year's true-up, which will be settled in the month subsequent to the current month.

			Exhibit C of Servicing Agreement
2. Outstanding Amounts as of Prior Payment Date:

i.	Tranche A-1 Outstanding Amount				0.00
ii.	Tranche A-2 Outstanding Amount				0.00
iii.	Tranche A-3 Outstanding Amount				0.00
iv.	Tranche A-4 Outstanding Amount				0.00
v.	Tranche A-5 Outstanding Amount				202,590,727.00
vi.	Aggregate Outstanding Amount of all Tranches of Notes				202,590,727.00

3. Required Funding/Payments as of Current Payment Date:
					Principal
					Due
Tranche

i.	Tranche A-1				0.00
ii.	Tranche A-2				0.00
iii.	Tranche A-3				0.00
iv.	Tranche A-4				0.00
v.	Tranche A-5				111,012,615.00
vi.	For all Tranches of Notes				111,012,615.00

	Interest Tranche	Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
vii.	Tranche A-1	4.9800%	180	0.00	0.00
viii.	Tranche A-2	4.9800%	180	0.00	0.00
ix.	Tranche A-3	5.0900%	180	0.00	0.00
x.	Tranche A-4	5.1700%	180	0.00	0.00
xi.	Tranche A-5	5.3063%	180	202,590,727.00	5,375,035.87
xii.	For all Tranches of Notes				5,375,035.87

				Required Level	Funding Required
xiii.	Capital Subaccount			8,698,500.00	0.00

				8,698,500.00	0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

		Exhibit C of Servicing Agreement
4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.		Trustee Fees and Expenses	0.00

ii.		Servicing Fee	434,925.00

iii.		Administration Fee	50,000.00

iv.		Operating Expenses	16,625.95

v.		Semi-Annual Interest (including any past-due for prior periods)	5,375,035.87

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment	0.00	$0.00
2.	Tranche A-2 Interest Payment	0.00	$0.00
3.	Tranche A-3 Interest Payment	0.00	$0.00
4.	Tranche A-4 Interest Payment	0.00	$0.00
5.	Tranche A-5 Interest Payment	5,375,035.87	$10.87
		5,375,035.87

	vi.	Principal Due and Payable as a Result of Event of Default or on Final Maturity Date	0.00

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	0.00	$0.00
3.	Tranche A-3 Principal Payment	0.00	$0.00
4.	Tranche A-4 Principal Payment	0.00	$0.00
5.	Tranche A-5 Principal Payment	0.00	$0.00
		0.00

vii.		Semi-Annual Principal	111,012,615.00

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	0.00	$0.00
3.	Tranche A-3 Principal Payment	0.00	$0.00
4.	Tranche A-4 Principal Payment	0.00	$0.00
5.	Tranche A-5 Principal Payment	111,012,615.00	$224.40
		111,012,615.00

Exhibit C of Servicing Agreement
4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture (continued):

viii.	Funding of Capital Subaccount (to required level)	8,698,500.00

ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	87,112.95

x.	Deposit to Excess Funds Subaccount	5,752,266.23

xi.	Released to Note Issuer upon Retirement of all Notes	0.00

xii.	Aggregate Remittances as of Current Payment Date	131,427,081.00

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.	Tranche A-1 Outstanding Amount	0.00
ii.	Tranche A-2 Outstanding Amount	0.00
iii.	Tranche A-3 Outstanding Amount	0.00
iv.	Tranche A-4 Outstanding Amount	0.00
v.	Tranche A-5 Outstanding Amount	91,578,112.00
vi.	Aggregate Outstanding Amount of all Tranches of Notes	91,578,112.00

vii.	Excess Funds Subaccount Balance	5,752,266.23

viii.	Capital Subaccount Balance	8,698,500.00

ix.	Aggregate Collection Account Balance	14,450,766.23

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	4,757,098.71

ii.	Capital Subaccount	8,785,612.95

iii.	Total Withdrawals	13,542,711.66

			Exhibit C of Servicing Agreement
7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest

Tranche

1.		Tranche A-1 Interest Payment	0.00
2.		Tranche A-2 Interest Payment	0.00
3.		Tranche A-3 Interest Payment	0.00
4.		Tranche A-4 Interest Payment	0.00
5.		Tranche A-5 Interest Payment	0.00
			0.00

ii. Semi-annual Principal

Tranche

1.		Tranche A-1 Principal Payment	0.00
2.		Tranche A-2 Principal Payment	0.00
3.		Tranche A-3 Principal Payment	0.00
4.		Tranche A-4 Principal Payment	0.00
5.		Tranche A-5 Principal Payment	0.00
			0.00

8. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual

Servicer’s Certificate this 2nd day of January, 2020.

/s/ Renee V Hawkins

AEP TEXAS Inc., as Servicer
By:	Renee V Hawkins
Title:	Assistant Treasurer
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